Accumulated Other Comprehensive (Loss) Income, Reclassifications out of Accumulated Other Comprehensive (Loss) Income (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Income Statement [Abstract]
Interest expense	$ 30,100	$ 43,000	$ 115,400		$ 128,700		$ 170,338		$ 162,861		$ 164,376
Total before tax	32,400	(22,100)	(166,300)		(60,300)		(63,150)		(366,692)		(112,929)
Income tax benefit	(4,400)	9,100	41,200		33,300		31,860		14,704		(22,996)
Net of tax	$ 28,000	$ (13,000)	(125,100)		(27,000)		(31,290)		(351,988)		$ (135,925)
Reclassification out of Accumulated Other Comprehensive (Loss) Income [Member]
Income Statement [Abstract]
Net of tax			10,900		6,500		9,060		1,515
Loss on Cash Flow Hedges - Interest Rate Swaps [Member] | Reclassification out of Accumulated Other Comprehensive (Loss) Income [Member]
Income Statement [Abstract]
Interest expense			13,900		8,100		11,612		1,266
Total before tax			13,900		8,100		11,612		1,266
Income tax benefit			(5,300)		(3,100)		(4,413)		(481)
Net of tax			8,600		5,000		7,199		785
Amortization of Defined Benefit Pension and Other Postretirement Benefit Items [Member] | Reclassification out of Accumulated Other Comprehensive (Loss) Income [Member]
Income Statement [Abstract]
Net periodic benefit cost			3,700	[1]	2,400	[1]	3,001	[2]	1,177	[2]
Total before tax			3,700		2,400		3,001		1,177
Income tax benefit			(1,400)		(900)		(1,140)		(447)
Net of tax			$ 2,300		$ 1,500		$ 1,861		$ 730

[1]	These components are included in the computation of net periodic benefit cost. See Note 7 "Pension and Other Postretirement Benefits" for additional details.
[2]	These components are included in the computation of net periodic benefit cost (see Note 11 "Benefit Plans" for additional details).